Summary of significant accounting policies (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computers and servers	Dec. 31, 2011 Useful lives Computers and servers	Dec. 31, 2011 Useful lives Computers and servers Before change in estimate	Dec. 31, 2011 Useful lives Computers and servers Adjustments CNY
Change in estimate
Useful lives					3 years	3 years	5 years
Depreciation expenses	$ 3,756	22,735	16,876	6,691				1,557
Operating loss	25,354	153,480	75,702	41,746				1,557
Net loss	$ 30,938	187,289	91,113	45,951				1,557
Loss per share	$ 0.10	0.61	0.32	0.51				0.01